Equity settled share-based payments - Option activities during years ended June 30, 2019 and 2020 (Details) - Share option			12 Months Ended
	Sep. 27, 2020 USD ($) $ / shares	Jan. 16, 2020 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding at the beginning | $			12,400,836	11,014,000
Number of options, granted | $	4,703,500	11,035,000		4,703,500
Number of options, exercised | $			(1,783,180)	(747,664)
Number of options, forfeited | $			(1,699,164)	(2,569,000)
Number of options, outstanding at the end | $			8,918,492	12,400,836
Number of options, exercisable at the end | $			1,888,574	1,128,336
Number of options, non-vested at the end | shares			7,029,918	11,272,500
Weighted-average exercise price, outstanding at the beginning (in dollars per share)			$ 0.036	$ 0.036
Weighted-average exercise price, granted (in dollars per share)	$ 0.036	$ 0.036		0.036
Weighted-average exercise price, exercised (in dollars per share)			0.036	0.036
Weighted-average exercise price, forfeited (in dollars per share)			0.036	0.036
Weighted-average exercise price, outstanding at the end (in dollars per share)			0.036	0.036
Weighted-average exercise price, exercisable at the end (in dollars per share)			0.036	0.036
Weighted-average exercise price, non-vested at the end (in dollars per share)			0.036	0.036
Weighted-average grant date fair value, outstanding at the beginning (in dollars per share)			3.71	3.08
Weighted-average grant date fair value, granted (in dollars per share)	$ 4.89	$ 3.08		4.89
Weighted-average grant date fair value, exercised (in dollars per share)			3.64	3.08
Weighted-average grant date fair value, forfeited (in dollars per share)			4.01	3.10
Weighted-average grant date fair value, outstanding at the end (in dollars per share)			3.67	3.71
Weighted-average grant date fair value, exercisable at the end (in dollars per share)			3.39	3.08
Weighted-average grant date fair value, non-vested at the end (in dollars per share)			$ 3.74	$ 3.78